Employee Benefit Plan, Description of Plan (Details) - EBP Third Federal 401(k) Savings Plan - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Employer Contribution, Matching Percentage	100.00%	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%	2.00%
EBP, Employer Contribution, Tier II Discretionary Percentage	0.00%	0.00%
EBP, Employer Contribution, Tier III Discretionary Percentage	0.025	0.025
EBP, Forfeited Nonvested Account	$ 0	$ 383
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	1	54,497
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	0	2
EBP, Asset Held for Investment, Non-Accrual Status Participant Loan, after Deemed Distribution	0
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 1,014,212	$ 2,198,318
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%	2.00%
EBP, Employer Contribution, Tier II Discretionary Percentage	0.00%	0.00%
EBP, Employer Contribution, Tier III Discretionary Percentage	0.025	0.025
EBP, Forfeited Nonvested Account	$ 0	$ 383
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	1	54,497
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	0	2
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	1,014,212	$ 2,198,318
EBP, Asset Held for Investment, Non-Accrual Status Participant Loan, after Deemed Distribution	$ 0